SCOPE OF CONSOLIDATION - Investment in Associates and Joint Arrangements (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Basis Of Consolidation [Abstract]
Joint ventures	$ 5,611	$ 6,372
Associates	3,109	3,060
Individually immaterial joint ventures and associates	1,358	1,333
Total	$ 10,078	$ 10,765
Threshold aggregate of individually immaterial joint ventures and associates (in percent)	20.00%	20.00%
Threshold carrying amount of individually immaterial joint ventures and associates	$ 150	$ 150